Schedule of Investments (unaudited) January 31, 2021	BlackRock LifePath® ESG Index 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 99.5%
iShares Developed Real Estate Index Fund, Class K	10,793	$105,335
iShares ESG Aware MSCI EAFE ETF	8,640	625,018
iShares ESG Aware MSCI EM ETF	1,757	76,236
iShares ESG Aware MSCI USA ETF	12,201	1,044,040
iShares ESG Aware MSCI USA Small-Cap ETF(b)	4,201	149,303
iShares MSCI Canada ETF	3,892	119,095
iShares MSCI EAFE Small-Cap ETF(b)	1,414	96,279
iShares MSCI Emerging Markets Small-Cap ETF	563	29,693

		2,244,999

Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	372	20,884
iShares TIPS Bond ETF(b)	21	2,688

		23,572

Security	Shares	Value

Money Market Funds — 12.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.17%(c)(d)	265,443	$265,603
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)	6,718	6,718

		272,321

Total Investments — 112.6% (Cost: $2,296,348)		2,540,892

Liabilities in Excess of Other Assets — (12.6)%		(284,744)

Net Assets — 100.0%		$2,256,148

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$140,027	$125,588	(a)	$—	$(26)	$14	$265,603	265,443	$1,347	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,615	4,103	(a)	—	—	—	6,718	6,718	1		—
iShares Developed Real Estate Index Fund, Class K	90,765	—		—	—	14,570	105,335	10,793	—		—
iShares ESG Aware MSCI EAFE ETF	516,901	20,195		(6,519)	400	94,041	625,018	8,640	5,090		—
iShares ESG Aware MSCI EM ETF	75,995	536		(14,832)	2,055	12,482	76,236	1,757	711		—
iShares ESG Aware MSCI USA ETF	877,604	42,297		(7,663)	(167)	131,969	1,044,040	12,201	3,497		—
iShares ESG Aware MSCI USA Small-Cap ETF	135,029	818		(26,265)	4,757	34,964	149,303	4,201	619		—
iShares ESG Aware U.S. Aggregate Bond ETF	19,074	1,808		—	—	2	20,884	372	86		—
iShares MSCI Canada ETF	97,939	5,933		—	—	15,223	119,095	3,892	1,426		—
iShares MSCI EAFE Small-Cap ETF	80,869	537		(955)	77	15,751	96,279	1,414	705		—
iShares MSCI Emerging Markets Small-Cap ETF	22,338	2,641		—	—	4,714	29,693	563	432		—
iShares TIPS Bond ETF	2,129	509		—	—	50	2,688	21	8		—

					$7,096	$323,780	$2,540,892		$13,922		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock LifePath® ESG Index 2060 Fund

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,244,999	$—	$—	$2,244,999
Fixed-Income Funds	23,572	—	—	23,572
Money Market Funds	272,321	—	—	272,321

	$2,540,892	$—	$—	$2,540,892

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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